Share-based Compensation - Movements in Number of Stock-options Outstanding Under 2017 EIP (Detail) - Employee 2017 EIP [Member]	12 Months Ended
	Dec. 31, 2020 USD ($) shares $ / shares	Dec. 31, 2019 USD ($) shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
At January 1,	4,626,385	3,028,275
Granted	4,543,952	1,683,303
Forfeited/Expired	(2,134,949)	(58,773)
Exercised		(26,420)
At December 31,	7,035,388	4,626,385
At January 1, average exercise price | $ / shares	$ 10.51	$ 11.39
Granted, average exercise price | $ / shares	$ 2.93	$ 8.89
Forfeited/Expired, average exercise price | $	$ 7.62	$ 10.94
Exercised, average exercise price | $ / shares		$ 7.32
At December 31, average exercise price | $ / shares	$ 6.49	$ 10.51